Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
November 30, 2024
CSI-NPRT3-0125
1.824280.119
Municipal Securities - 97.7%
	Principal Amount (a)	Value ($)
California - 96.9%
Education - 10.8%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	782,799
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2025	3,400,000	3,423,894
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2026	3,000,000	3,075,230
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,131,198
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2025 (Build America Mutual Assurance Co Insured)	400,000	402,824
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2026 (Build America Mutual Assurance Co Insured)	450,000	461,585
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	492,530
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	399,737
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	432,719
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	547,673
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (b)	400,000	362,399
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2025	415,000	417,613
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2026	475,000	488,552
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	500,096
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	403,104
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2025	1,210,000	1,222,400
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	365,223
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (c)	250,000	249,020
California Mun Fin Auth Rev (Emerson College, MA Proj.) Series 2017B, 5% 1/1/2025	1,230,000	1,230,872
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2025	1,250,000	1,261,685
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	408,955
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2025	275,000	277,863
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	308,963
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2026	650,000	667,751
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,349,913
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,141,304
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,263,393
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (d)	525,000	504,353
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (d)	6,000,000	6,000,324
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2025	235,000	235,292
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2026	210,000	212,459
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	235,481
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	237,862
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	403,306
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,266,543
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,615,470
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,564,831
University CA Revs Series 2024 BW, 5% 5/15/2033	10,785,000	12,761,814
		60,107,030
Electric Utilities - 4.9%
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,277,337
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (d)	6,000,000	6,625,710
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,405,090
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	711,246
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (d)	7,325,000	7,175,700
Turlock CA Series 2020, 5% 1/1/2026	4,995,000	5,121,719
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2026	1,000,000	1,024,769
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,590,987
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2025	500,000	506,102
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	619,104
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,140,826
		27,198,590
Escrowed/Pre-Refunded - 3.5%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,869
Coast Communit College Dist CA Gen. Oblig. Series 2015, 0% 8/1/2033 (Pre-refunded to 8/15/2025 at 71.27) (b)	950,000	663,343
Coast Communit College Dist CA Gen. Oblig. Series 2015, 0% 8/1/2035 (Pre-refunded to 8/15/2025 at 64.82) (b)	300,000	190,523
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (b)	500,000	477,952
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (b)	5,000,000	4,646,768
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2025 (Escrowed to Maturity)	285,000	288,006
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	1,000,000	1,034,784
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,913,745
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity)	75,000	75,744
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series B, 0% 8/1/2038 (Pre-refunded to 8/1/2025 at 52.82) (b)	3,240,000	1,675,433
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (b)	1,050,000	891,688
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2026 (Escrowed to Maturity) (b)	7,300,000	7,079,270
		18,958,125
General Obligations - 45.7%
Abc Calif Uni Sch Dist 0% 8/1/2025 (National Public Finance Guarantee Corporation Insured) (b)	1,285,000	1,259,452
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	1,795,000	1,403,446
Anaheim Calif City Sch Dist 0% 8/1/2029 (b)	875,000	758,807
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Municipal Corp Insured) (b)	1,125,000	1,066,203
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	180,000	187,139
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	240,000	252,066
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	240,000	254,601
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	290,000	310,337
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	350,121
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	545,000	590,890
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,600,000	1,734,760
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (d)	2,410,000	2,626,343
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	5,075,000	5,558,868
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (d)	1,160,000	1,250,939
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (d)	1,150,000	1,278,808
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (d)	3,000,000	3,249,796
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	1,520,000	1,643,119
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,797,279
California St Pub Wks Brd Lse 5% 8/1/2026	6,255,000	6,499,934
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,483,755
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,442,060
California St Pub Wks Brd Lse Series 2014A, 5% 9/1/2029	860,000	861,253
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,813,373
California St Pub Wks Brd Lse Series 2021 D, 4% 11/1/2026	2,905,000	2,984,115
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,795,717
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	4,079,935
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,550,726
California St Pub Wks Brd Lse Series B, 5% 10/1/2026	325,000	339,155
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (b)	740,000	667,124
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	5,000,000	4,354,005
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (b)	1,240,000	1,147,062
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (b)	1,000,000	836,074
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (b)	1,625,000	1,345,810
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (b)	1,170,000	916,162
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured)	3,995,000	3,474,058
Long Beach CA Uni Sch Dist Series D 1, 0% 8/1/2029 (b)	1,915,000	1,600,559
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2029	4,750,000	5,258,850
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2030	5,000,000	5,624,709
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2025	1,500,000	1,535,254
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,837,745
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,631,237
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	2,017,354
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,786,677
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	433,722
Los Angeles Unified School District/CA Series 2018 M 1, 5% 7/1/2025	300,000	304,027
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,182,412
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,459,215
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,536,035
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,608,370
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (b)	545,000	415,650
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (b)	5,000,000	4,234,821
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,121,538
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,025,000	951,419
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (b)	2,065,000	1,911,733
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,915,000	3,426,467
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,791,811
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	972,244
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	1,895,000	1,648,803
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,400,000	1,314,731
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (b)	965,000	798,855
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (b)	1,015,000	883,863
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (b)	800,000	624,729
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,444,057
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (b)	1,905,000	1,760,833
Poway CA Unified Sch Dist 0% 8/1/2026 (b)	2,145,000	2,045,531
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (b)	1,800,000	1,572,493
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,235,000	1,804,619
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,120,087
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	350,000	360,412
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	625,000	648,604
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	250,000	260,624
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,463,226
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,931,897
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,431,696
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	3,028,264
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,764,513
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Municipal Corp Insured) (b)	1,455,000	1,356,408
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2028 (Assured Guaranty Municipal Corp Insured) (b)	500,000	453,321
Sacramento CA City Uni Sch Dis Series 2014, 5% 7/1/2025	50,000	50,037
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series B, 5% 10/15/2025	1,605,000	1,636,881
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,333,929
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,500,000	3,042,207
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	6,750,000	6,088,067
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (b)	3,505,000	3,337,045
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	7,945,000	7,152,652
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	300,000	271,835
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (d)	1,000,000	1,071,701
State of California Gen. Oblig. 3% 10/1/2032	595,000	573,385
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,604,355
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	2,006,027
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,442,105
State of California Gen. Oblig. 5% 11/1/2026	2,000,000	2,088,539
State of California Gen. Oblig. 5% 11/1/2028	5,000,000	5,445,230
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,196,752
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,363,600
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,935,477
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,605,064
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,629,492
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,652,472
State of California Gen. Oblig. 5% 9/1/2034	5,335,000	6,324,051
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,074,631
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	5,170,000	5,365,581
State of California Gen. Oblig. Series C, 5% 8/1/2025	250,000	253,685
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	530,000	488,735
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2025 (Assured Guaranty Municipal Corp Insured)	400,000	402,901
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	600,000	621,756
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2025 (Assured Guaranty Municipal Corp Insured)	500,000	503,627
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Municipal Corp Insured)	650,000	673,569
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2029	300,000	317,768
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2030	715,000	763,602
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2031	765,000	823,354
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2032	1,000,000	1,083,253
West Contra Costa Unified School District (Build America Mutual Assurance Co Proj.) Series 2024A, 4% 8/1/2033	1,500,000	1,634,915
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	381,321
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	907,779
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,720,953
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	581,158
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	377,753
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	352,922
Westminster School District 0% 8/1/2025 (Assured Guaranty Inc Insured) (b)	925,000	906,254
		251,609,127
Health Care - 14.9%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	480,902
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2025	675,000	689,691
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2025	500,000	509,706
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	313,122
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	214,391
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	260,935
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	643,172
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (d)	4,735,000	5,337,482
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2026	1,000,000	1,032,468
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	291,239
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (d)	12,985,000	12,860,116
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,473,752
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (d)	5,625,000	5,860,665
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (d)	6,730,000	6,829,304
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (d)	750,000	817,211
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (d)	5,000,000	5,593,596
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Guaranteed)	2,000,000	2,051,254
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2026 (California Mortgage Insurance Guaranteed)	360,000	371,689
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Guaranteed)	350,000	370,135
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2025	1,035,000	1,041,622
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,086,392
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,286,643
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	119,507
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	510,043
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	666,763
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2025 (California Mortgage Insurance Guaranteed)	995,000	1,007,886
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Guaranteed)	275,000	285,639
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5% 11/1/2025	745,000	750,147
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2025	630,000	628,010
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	709,988
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	381,858
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	324,542
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	270,204
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	218,994
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	232,321
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	350,793
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2025	390,000	390,188
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,222,972
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2026	1,090,000	1,116,806
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,995,954
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	573,617
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 4% (e)(f)	376,925	263,847
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (e)(f)	80,197	56,138
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2025	575,000	577,502
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2026	380,000	387,510
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	621,147
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	445,823
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	663,500
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	471,669
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	450,000	487,147
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2025	625,000	631,142
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	992,511
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,375,743
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,407,766
California Statewide Community Development Authority Rev (Redlands Community Hospital Proj.) 5% 10/1/2025	1,010,000	1,019,662
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2026	500,000	506,859
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,051,680
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2025	500,000	502,627
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	950,900
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,127,383
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2025	200,000	201,222
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2026	250,000	255,330
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2027	375,000	390,681
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2028	400,000	423,040
Washington Twp CA Health Care Dist Rev Series 2020 A, 5% 7/1/2029	350,000	374,349
		81,356,897
Housing - 2.0%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (d)	4,000,000	4,003,501
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (d)	2,500,000	2,509,398
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (d)	1,355,000	1,361,728
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (d)	3,000,000	3,023,438
		10,898,065
Lease Revenue - 0.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	317,763
Other - 2.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,019,830
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	7,665,000	6,879,147
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,135,628
		12,034,605
Resource Recovery - 0.3%
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.3% tender 2/1/2039 (c)(d)	1,500,000	1,493,718
Special Tax - 1.4%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd E Frank & Poppy Proj.) Series 2015, 5% 9/1/2027	150,000	152,001
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 4% 9/1/2025	1,915,000	1,921,093
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Municipal Corp Insured)	3,610,000	3,734,917
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	931,022
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	537,400
		7,276,433
Tobacco Bonds - 0.3%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2025	400,000	402,805
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	512,272
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	520,298
		1,435,375
Transportation - 7.5%
Bay Area Toll Au CA Bridge Rev 2% tender 4/1/2056 (d)	11,900,000	11,349,642
Bay Area Toll Au CA Bridge Rev 2.85% tender 4/1/2047 (d)	6,890,000	6,878,867
Bay Area Toll Au CA Bridge Rev 2.95% tender 4/1/2047 (d)	1,830,000	1,816,841
Bay Area Toll Au CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (d)	7,300,000	7,216,949
Los Angeles CA Dept Arpts Rev 5% 5/15/2025	190,000	191,922
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	7,000,000	7,248,589
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	383,939
Sacramento Cnty CA Arpt Sys Rv Series 2018 A, 5% 7/1/2025	605,000	612,694
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	809,767
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	882,963
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	760,854
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,499,601
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,136,805
		40,789,433
Water & Sewer - 3.4%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2026	1,000,000	1,045,280
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,068,719
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,091,761
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	259,663
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	271,924
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (b)	1,850,000	1,723,506
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (b)	11,165,000	10,600,740
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2025	750,000	763,733
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026	1,000,000	1,041,988
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027	1,000,000	1,064,170
		18,931,484
TOTAL CALIFORNIA		532,406,645
Puerto Rico - 0.8%
General Obligations - 0.0%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	200,000	209,244
Health Care - 0.5%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2025	95,000	95,662
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	101,808
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,090,214
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,088,893
		2,376,577
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (c)	1,500,000	1,566,426
TOTAL PUERTO RICO		4,152,247
TOTAL MUNICIPAL SECURITIES (Cost $542,266,199)		536,558,892

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (g)(h) (Cost $9,046,276)	2.90	9,042,660	9,046,277

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $551,312,475)	545,605,169
NET OTHER ASSETS (LIABILITIES) - 0.7%	4,054,342
NET ASSETS - 100.0%	549,659,511

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,309,165 or 0.6% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	5,689,700	120,817,648	117,461,071	270,057	-	-	9,046,277	0.5%
Total	5,689,700	120,817,648	117,461,071	270,057	-	-	9,046,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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